INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Interest In Other Entities [Abstract]
Schedule of associates

		% of ownership interest
Name of entity	Place of business	2023	2022	2021	Nature of relationship	Measurement method
BioConnection Investments B.V.	Oss, NL	22.98%	22.98%	43.85%	Associate	Equity

$ ‘000	Carrying amount
Name of entity	2023	2022	2021
BioConnection Investments B.V.

Balance at January 1	2,501	7,201	7,118

Movement during the year
Share in net profit	(289)	(1,083)	694
Release of financial guarantee	—	(153)	(33)
Dilution of equity stake	—	(2,991)	—
Currency translation	73	(473)	(578)

Balance at December 31	2,285	2,501	7,201
The carrying amount of this investment has changed as follows:

Amounts in $ ‘000	2023	2022
Balance at January 1	6,827	—
Investment	—	7,933
Fair value changes	(930)	(1,185)
Currency translation	196	79
Balance at December 31	6,093	6,827

		% of ownership interest
Name of entity	Place of business	2023	2022	2021	Nature of relationship	Measurement method
Orchard Therapeutics Plc.	London, UK	0.54%	1.00%	1.00%	Investment	Fair value
The fair value as at December 31, 2023 was determined on the basis of the trading price as at that date.

$ ‘000	Carrying amount
Name of entity	2023	2022	2021
Orchard Therapeutics Plc.

Balance at January 1	403	1,449	—

Movement during the year
Initial recognition	—	—	4,589
Fair value adjustments through OCI	1,573	(950)	(3,077)
Currency Translation	44	(96)	(63)

Balance at December 31	2,020	403	1,449

Schedule of assumptions were used in the Black-Scholes model to determine the fair value of the asset
The following assumptions were used in the BSM model to determine the fair value of the asset:

	2023	2022
Expected time to maturity	4 years	5 years
Volatility	50%	55%
Risk-free interest rate	1.99%	2.51%
The main assumptions in determination of the equity value are shown in below table.

Preference share BioConnection (in million US$)
Revenue level	Fair value	Discount rate	Fair value	EBITDA margin	Fair value
-10.0%	3.0	-2.0%	6.9	-5.0%	4.3
-5.0%	4.8	-1.0%	6.5	-2.5%	5.3
Base case	6.1	Base case	6.1	Base case	6.1
+5.0%	7.1	+1.0%	5.7	+2.5%	6.8
+10.0%	7.9	+2.0%	5.4	+5.0%	7.3
The impact of the remaining variables on the BSM model are shown in below table:

Preference share BioConnection (in million US$)
Time to maturity	Fair value	Volatility	Fair value
- 2 years	6.9	-10.0%	6.8
- 1 year	6.5	-5.0%	6.4
Base case	6.1	Base Case	6.1
+ 1 year	5.8	+5.0%	5.8
+ 2 years	5.5	+10.0%	5.4